Revenues (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Revenues [Abstract]
Disaggregation of Revenues
The following table reflects electric delivery revenues disaggregated by tariff:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2024	2023	2024	2023
Operating revenues
Revenues contributing to earnings:
Distribution base revenues
Residential (a)	$479	$493	$1,166	$1,044
Large commercial & industrial (b)	343	315	960	860
Other (c)	34	33	93	102

Total distribution base revenues	856	841	2,219	2,006

Transmission base revenues (TCOS revenues)
Billed to third-party wholesale customers	262	233	787	721
Billed to REPs serving Oncor distribution customers, through TCRF	143	131	431	405

Total TCOS revenues	405	364	1,218	1,126

Other miscellaneous revenues	27	41	73	83

Total revenues contributing to earnings	1,288	1,246	3,510	3,215

Revenues collected for pass-through expenses:
TCRF – third-party wholesale transmission service	351	322	1,053	965
EECRF and other revenues	21	24	47	47

Total revenues collected for pass-through expenses	372	346	1,100	1,012

Total operating revenues	$1,660	$1,592	$4,610	$4,227

(a)	Distribution base revenues from residential customers are generally based on actual monthly consumption (kWh).
(b)
Depending on size and annual load factor, distribution base revenues from large commercial & industrial customers are generally based either on actual monthly demand (kilowatts) or the greater of actual monthly demand (kilowatts) or 80% of peak monthly demand during the prior eleven months.

(c)
Includes distribution base revenues from small business customers whose billing is generally based on actual monthly consumption (kWh), lighting sites and other miscellaneous distribution base revenues.

The following table reflects electric delivery revenues disaggregated by tariff:

	Years Ended December 31,
	2023	2022	2021
Operating revenues
Revenues contributing to earnings:
Distribution base revenues	$2,628	$2,447	$2,217

Transmission base revenues (TCOS revenues)
Billed to third-party wholesale customers	959	944	879
Billed to REPs serving Oncor distribution customers, through TCRF	539	528	479

Total transmission base revenues	1,498	1,472	1,358
Other miscellaneous revenues	109	112	104

Total revenues contributing to earnings	4,235	4,031	3,679

Revenues collected for pass-through expenses:
TCRF – third-party wholesale transmission service	1,291	1,162	1,039
EECRF and other revenues	60	50	46

Total revenues collected for pass-through expenses	1,351	1,212	1,085

Total operating revenues	$5,586	$5,243	$4,764